SHARE-BASED COMPENSATION AWARDS MEASURED AT GRANT DATE FAIR VALUE (Details) - $ / shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Exercise price	$ 2.5	$ 2.5
Expected term (years)	5 years 2 months 12 days	5 years 2 months 12 days
Expected stock price volatility	150.00%	150.00%
Risk-free rate of interest	4.55%	5.58%
Expected dividend rate	0.00%	0.00%